PROPERTY, PLANT AND EQUIPMENT - Revaluation (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Revalued amount	$ 6,025,823	$ 6,067,795
Residual Value according to the cost model	3,764,200	3,810,045
Difference	2,261,623	$ 2,257,750
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Revalued amount	$ 6,026,000
Land and buildings [member] | Sales Price Per Meter
Disclosure of detailed information about property, plant and equipment [line items]
Reduction on the sales price per meter (as a percent)	5.00%
Reduction of value of the Land and Buildings, net of its tax effect	$ 195,800